Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Interest Rate Risk
	Consolidated
	30 June 2025	30 June 2024
	A$	A$

Variable Rate Instruments
Cash and cash equivalents	9,083,315	3,149,909

Schedule of Sensitivity of Financial Assets (Cash) to Interest Rate Risk

	Carrying	Profit or Loss	Profit or Loss
	Amount	100 bp Increase	100 bp Decrease
	A$	A$	A$

30 June 2025
Variable rate instruments
Cash and cash equivalents	9,083,315	90,833	(90,833)

30 June 2024
Variable rate instruments
Cash and cash equivalents	3,149,909	31,499	(31,499)

Schedule of Average Exchange Rates and Reporting Date Exchange Rates

The average exchange rates and reporting date exchange rates applied were as follows:

	Average Exchange Rates		Reporting Date Exchange Rates
	30 June 2025	30 June 2024	30 June 2025	30 June 2024

US Dollars	0.6408	0.6556	0.6550	0.6624

Schedule of Maximum Exposure to Credit Risk

The maximum exposure to credit risk is the carrying amount of the financial asset. The maximum exposure to credit risk at the reporting date was:

	Consolidated
	30 June 2025	30 June 2024
	A$	A$

Cash and cash equivalents	9,083,315	3,149,909
BAS Receivables	43,656	(65,061)

Maximum exposure to credit risk	9,126,971	3,084,848

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities:

	Weighted Average Interest Rate	6 Months or Less	6 to 12 Months	Between 2 and 5 Years	Over 5 Years	Total Contractual Cash Flows
Consolidated - 30 June 2025%		A$	A$	A$	A$	A$

Non-derivatives
Non-interest bearing
Trade and other payables	-	2,686,276	-	-	-	2,686,276
Total non-derivatives		2,686,276	-	-	-	2,686,276

	Weighted Average Interest Rate	6 Months or Less	6 to 12 Months	Between 2 and 5 Years	Over 5 Years	Total Contractual Cash Flows
Consolidated - 30 June 2024%		A$	A$	A$	A$	A$

Non-derivatives
Non-interest bearing
Trade and other payables	-	1,804,042	-	-	-	1,804,042

Interest-bearing
Financial liability	11.39%	-	1,021,490	5,652,257	-	6,673,747
Total non-derivatives		1,804,042	1,021,490	5,652,257	-	8,477,789

Derivatives
Financial derivative liability	-	-	384,500	-	-	384,500
Total derivatives		-	384,500	-	-	384,500